Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
	Year ended December 31,
	2021	2020	2019

Derivatives designated as cash flow hedging instruments:
Cost of revenues	$-	$(26)	$(25)
Sales and marketing	$-	$(15)	$(16)
General and administrative	$-	$(6)	$(6)

Total expenses (income)	$-	$(47)	$(47)